Long-Term Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of the Company's Long-term Indebtedness
The following is a summary of the Company’s long-term indebtedness as of:

	December 31, 2021	December 31, 2020
Term note payable to SVB, maturing on April 1, 2024	$14,000	$10,000
Financed insurance premium	2,534	320
Small Business Administration Paycheck Protection Program note payable, maturing on April 22, 2022	—	2,075
Total debt	16,534	12,395
Less: current portion	(8,534)	(2,024)
Less: debt discount and debt issuance costs	(7)	(191)
Total long-term debt, net	$7,993	$10,180

Summary of Future Aggregate Maturities of Notes Payable	As of December 31, 2021, future aggregate maturities of Term Notes and Financed Insurance Premium payables were as follows:

Years Ending December 31,	Amount
2022	$8,534
2023	6,000
2024	2,000
Total	$16,534